Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	FORTUNE BRANDS INNOVATIONS, INC.
Entity Central Index Key	0001519751
Entity Emerging Growth Company	false
Entity File Number	1-35166
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1411546
Entity Address, Address Line One	1 Horizon Way
Entity Address, Address Line Two	Building N
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015-3888
City Area Code	847
Local Phone Number	484-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FBIN
Security Exchange Name	NYSE